SCHEDULE OF RESTRICTED SHARE UNITS OUTSTANDING (Details)	12 Months Ended
Dec. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	296,666
Outstanding, weighted average fair value | $ / shares	$ 2.74
Weighted average years until expiry, outstanding	10 months 17 days
August 2024 one [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	68,751
Outstanding, weighted average fair value | $ / shares	$ 1.38
Weighted average years until expiry, outstanding	3 months
August 2024 two [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	68,749
Outstanding, weighted average fair value | $ / shares	$ 1.38
Weighted average years until expiry, outstanding	1 year 3 months
June 2025 one [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	79,586
Outstanding, weighted average fair value | $ / shares	$ 3.92
Weighted average years until expiry, outstanding	5 months 23 days
June 2025 two [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	79,580
Outstanding, weighted average fair value | $ / shares	$ 3.92
Weighted average years until expiry, outstanding	1 year 5 months 23 days